NON-CONTROLLING INTERESTS - Continuity (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	16.00%
Non-controlling interests, beginning balance	$ 8,395	$ 8,395
Share of income (loss)		1,290	$ 605
Cash contributed		11	140
Disbursements		(1,578)	(429)
Non-controlling interests, ending balance		8,369	8,395
Subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance	8,395	8,395	1,792
Acquisitions			6,782
Share of income (loss)		1,290	605
Cash contributed		11	140
Increase (decrease) in non-controlling interest		(251)	495
Disbursements		(1,578)	(429)
Non-controlling interests, ending balance		$ 8,369	8,395
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		38.50%
Non-controlling interests, beginning balance	6,039	$ 6,039	0
Acquisitions			5,910
Share of income (loss)		965	275
Cash contributed		0	90
Increase (decrease) in non-controlling interest		0	0
Disbursements		(1,026)	(236)
Non-controlling interests, ending balance		$ 5,978	6,039
Pueblo Viejo
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		40.00%
Non-controlling interests, beginning balance	1,424	$ 1,424	1,271
Acquisitions			0
Share of income (loss)		196	311
Cash contributed		0	0
Increase (decrease) in non-controlling interest		0	0
Disbursements		(427)	(158)
Non-controlling interests, ending balance		$ 1,193	1,424
Tanzanian Mines [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		16.00%
Non-controlling interests, beginning balance	0	$ 0	502
Acquisitions			0
Share of income (loss)		57	(7)
Cash contributed		0	0
Increase (decrease) in non-controlling interest		(251)	495
Disbursements		(45)	0
Non-controlling interests, ending balance		$ 263	0
Loulo Gounkoto
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		20.00%
Non-controlling interests, beginning balance	901	$ 901	0
Acquisitions			887
Share of income (loss)		68	30
Cash contributed		0	0
Increase (decrease) in non-controlling interest		0	0
Disbursements		(36)	(16)
Non-controlling interests, ending balance		$ 933	901
Tongon
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		10.30%
Non-controlling interests, beginning balance	47	$ 47	0
Acquisitions			61
Share of income (loss)		9	(3)
Cash contributed		0	0
Increase (decrease) in non-controlling interest		0	0
Disbursements		(17)	(11)
Non-controlling interests, ending balance		39	47
Other
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance	$ (16)	(16)	19
Acquisitions			(76)
Share of income (loss)		(5)	(1)
Cash contributed		11	50
Increase (decrease) in non-controlling interest		0	0
Disbursements		(27)	(8)
Non-controlling interests, ending balance		$ (37)	$ (16)